REAL ESTATE INVESTMENTS (FY) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) properties States	Dec. 31, 2017 USD ($)	Jun. 30, 2019 States Property
Real Estate [Line Items]
Acquisition costs	$ 2,702,043
Number of real estate properties	24		24
Number of states in which entity operates | States	13		13
Revenue of acquiree	$ 3,773,997	$ 4,413,353
Advisor
Real Estate [Line Items]
Acquisition costs	$ 50,296	$ 20,555
Retail
Real Estate [Line Items]
Number of real estate properties	10		9
Office
Real Estate [Line Items]
Number of real estate properties	9		10
Industrial Property
Real Estate [Line Items]
Number of real estate properties	5		5
Land
Real Estate [Line Items]
Number of real estate properties	1		1